Average Annual Total Returns - First Trust S and P REIT Index Fund	First Trust S and P REIT Index Fund 1 Year	First Trust S and P REIT Index Fund 5 Years	First Trust S and P REIT Index Fund 10 Years	First Trust S and P REIT Index Fund Since Inception	First Trust S and P REIT Index Fund Inception Date	First Trust S and P REIT Index Fund After tax on distributions 1 Year	First Trust S and P REIT Index Fund After tax on distributions 5 Years	First Trust S and P REIT Index Fund After tax on distributions 10 Years	First Trust S and P REIT Index Fund After tax on distributions Since Inception	First Trust S and P REIT Index Fund After tax on distributions and sale of fund shares 1 Year	First Trust S and P REIT Index Fund After tax on distributions and sale of fund shares 5 Years	First Trust S and P REIT Index Fund After tax on distributions and sale of fund shares 10 Years	First Trust S and P REIT Index Fund After tax on distributions and sale of fund shares Since Inception	S&P United States REIT Index (reflects no deduction for fees, expenses or taxes) 1 Year		S&P United States REIT Index (reflects no deduction for fees, expenses or taxes) 5 Years		S&P United States REIT Index (reflects no deduction for fees, expenses or taxes) 10 Years		S&P United States REIT Index (reflects no deduction for fees, expenses or taxes) Since Inception	FTSE EPRA/NAREIT North America Index (reflects no deduction for fees, expenses or taxes) 1 Year	FTSE EPRA/NAREIT North America Index (reflects no deduction for fees, expenses or taxes) 5 Years	FTSE EPRA/NAREIT North America Index (reflects no deduction for fees, expenses or taxes) 10 Years	FTSE EPRA/NAREIT North America Index (reflects no deduction for fees, expenses or taxes) Since Inception	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(8.10%)	4.05%	7.59%	3.88%	May 08, 2007	(9.35%)	2.78%	6.40%	2.78%	(4.87%)	2.55%	5.54%	2.50%	(7.52%)	[1]	4.62%	[1]	8.17%	[1]	[1]	(9.75%)	4.09%	7.51%	4.01%	20.89%	15.43%	13.79%	9.28%

[1]	On November 6, 2008, the Fund’s underlying index changed from the S&P REIT Composite Index to the S&P United States REIT Index. Effective December 31, 2008, the S&P REIT Composite Index was discontinued. Therefore, the Fund’s performance and historical total returns shown for the periods prior to November 6, 2008, are not necessarily indicative of the performance that the Fund, based on its current Index, would have generated. The inception date of the Index was June 30, 2008. Returns for the Index are only disclosed for those periods in which the Index was in existence for the whole period.